Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation
13.	Stock-Based Compensation

2021 SI Plan

In July 2021, the Company adopted the 2021 Stock Incentive Plan (“2021 SI Plan”). The 2021 SI Plan allows the Board of Directors to grant up to 49,573,570 incentive and nonqualified stock options, restricted shares, unrestricted shares, restricted share units, and other stock-based awards for the Company’s Class A Common Stock to employees, directors, and non-employees. The number of shares of Class A Common Stock available under the 2021 SI Plan will increase annually on the first day of each calendar year, beginning with the calendar year ending December 31, 2022, and continuing until (and including) the calendar year ending December 31, 2031. Annual increases are equal to the lesser of (i) 5 percent of the number of shares of Class A Common Stock issued and outstanding on December 31 of the immediately preceding fiscal year and (ii) an amount determined by the Board of Directors. As of the effective date of the 2021 SI Plan, no further stock awards have been or will be granted under the EI Plan or STI Plan.

As of June 30, 2022, the Company had 45,310,505 shares of Class A Common Stock available for future issuance under its 2021 SI Plan.

A summary of the Company’s stock option activity under the SI Plan is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2021	—
Granted	4,347,492	5.15
Exercised	—
Cancelled/forfeited	(84,427)	5.32
Outstanding as of June 30, 2022	4,263,065	$5.15	9.55	$—

The weighted-average assumptions used in the Black-Scholes option pricing model for awards granted during the three months ended June 30, 2022 are as follows:

Risk-free interest rate:	1.61%
Expected term (in years):	7.01
Expected volatility:	43.50%
Dividend yield:	0.00%

As of June 30, 2022, the total remaining stock-based compensation expense for unvested stock options was $5,022, which is expected to be recognized over a weighted average period of 2.58 years.

EI Plan

On February 1, 2018, the Board of Directors adopted the Equity Incentive Plan (“EI Plan”), under which the Board of Directors authorized the grant of up to 42,390,000 incentive and nonqualified stock options, restricted stock, unrestricted stock, restricted stock units, and other stock-based awards for Legacy FF’s Class A Ordinary Stock to employees, directors, and non-employees.

A summary of the Company’s stock option activity under the EI Plan is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2021	31,962,921	$2.81	7.77	$86,075
Granted	—
Exercised	(477,001)	2.49		950
Cancelled/forfeited	(3,274,099)	2.48
Outstanding as of June 30, 2022	28,211,821	$2.80	7.08	$3,101

As of June 30, 2022, the total remaining stock-based compensation expense for unvested stock options was $9,989, which is expected to be recognized over a weighted average period of 2.65 years.

STI Plan

The Special Talent Incentive Plan (“STI Plan”) allows the Board of Directors to grant up to 14,130,000 incentive and nonqualified stock options, restricted shares, unrestricted shares, restricted share units, and other stock-based awards for Legacy FF’s Class A Ordinary Stock to employees, directors, and non-employees.

The STI Plan does not specify a limit on the number of stock options that can be issued under the plan. Per the terms of the STI Plan, the Company must reserve and keep available a sufficient number of shares to satisfy the requirements of the STI Plan.

A summary of the Company’s stock option activity under the STI Plan is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2021	9,526,727	$5.55	8.0	$13,905
Granted	—
Exercised	(485,735)	2.41		1,678
Cancelled/forfeited	(785,520)	8.05
Outstanding as of June 30, 2022	8,255,472	$5.71	8.14	$432

As of June 30, 2022, the total remaining stock-based compensation expense for unvested stock options was $6,082, which is expected to be recognized over a weighted average period of approximately 3.71 years.

The following table presents stock-based compensation expense included in each respective expense category in the unaudited Condensed Consolidated Statements of Operations and Other Comprehensive Loss:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Research and development	$3,078	$1,070	$4,701	$1,661
Sales and marketing	251	306	625	505
General and administrative	(202)	(428)	1,148	1,302
	$3,127	$948	$6,474	$3,468

14. Stock-Based Compensation

2021 SI Plan

In July 2021, the Company adopted the 2021 Stock Incentive Plan (“2021 SI Plan”). The 2021 SI Plan allows the Board of Directors to grant up to 49,573,570 incentive and nonqualified stock options, restricted shares, unrestricted shares, restricted share units, and other stock-based awards for the Company’s Class A Common Stock to employees, directors, and non-employees. The number of shares of Class A Common Stock available under the 2021 SI Plan will increase annually on the first day of each calendar year, beginning with the calendar year ending December 31, 2022, and continuing until (and including) the calendar year ending December 31, 2031. Annual increases are equal to the lesser of (i) 5 percent of the number of shares of Class A Common Stock issued and outstanding on December 31 of the immediately preceding fiscal year and (ii) an amount determined by the Board of Directors. As of the effective date of the 2021 SI Plan, no further stock awards have been or will be granted under the EI Plan or STI Plan. As of December 31, 2021, there were no awards issued under the 2021 SI Plan.

As of December 31, 2021, the Company had 49,573,570 shares of Class A Common Stock available for future issuance under the 2021 SI Plan.

EI Plan

On February 1, 2018, the Board of Directors adopted the Equity Incentive Plan (“EI Plan”), under which the Board of Directors authorized the grant of up to 42,390,000 incentive and nonqualified stock options, restricted stock, unrestricted stock, restricted stock units, and other stock-based awards for Legacy FF’s Class A Ordinary Stock to employees, directors and non-employees.

On the Closing Date and in connection with the Business Combination, each of the Legacy FF’s outstanding options under the EI Plan immediately prior to the closing of the Business Combination remained outstanding and converted into the right to purchase the Company’s Class A Common Stock based on the Exchange Ratio.

A summary of the Company’s stock option activity under the EI Plan is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2020	30,402,801	$2.45	8.75	$885
Granted	5,287,031	4.74
Exercised	(2,757,671)	2.30		7,740
Expired/forfeited	(969,240)	3.65
Outstanding as of December 31, 2021	31,962,921	$2.81	7.77	$86,075

Exercisable as of December 31, 2021	14,777,334	$2.51	6.93	$41,622
Vested and expected to vest as of December 31, 2021	26,660,149	$2.73	7.59	$72,705

The weighted-average assumptions used in the Black-Scholes option pricing model for awards granted during the twelve months ended December 31, 2021 and 2020 are as follows:

	2021	2020
Risk-free interest rate:	0.79%	0.45%
Expected term (in years):	6.05	6.13
Expected volatility:	42.10%	37.25%
Dividend yield:	0.00%	0.00%

The total grant date fair value of options vested during the years ended December 31, 2021 and 2020 was $7,016 and $4,953, respectively.

As of December 31, 2021, the total remaining stock-based compensation expense for unvested stock options was $13,679 which is expected to be recognized over a weighted average period of 3.0 years.

STI Plan

On May 2, 2019, the Company adopted its Special Talent Incentive Plan (“STI Plan”) under which the Board of Directors may grant up to 14,130,000 incentive and nonqualified stock options, restricted shares, unrestricted shares, restricted share units, and other stock-based awards for Legacy FF’s Class A Ordinary Stock to employees, directors, and non-employees.

The STI Plan does not specify a limit on the number of stock options that can be issued under the plan. Per the terms of the STI Plan the Company must reserve and keep available a sufficient number of shares to satisfy the requirements of the STI Plan.

On January 27, 2021, in conjunction with entering into a service agreement with its lessor of the facility located in Hanford, California, the Company issued 399,553 fully-vested options with an exercise price of $2.767 per share. In the event that the intrinsic value of the option is less than the accrued outstanding rent payments of $947 upon close of the Business Combination, the Company will pay the lessor the difference in a single cash payment, otherwise, the accrued outstanding rent will be deemed paid. Upon close of the Business Combination, the intrinsic value of the option was more than the accrued outstanding rent payments and therefore the accrued outstanding rent was deemed paid.

On the Closing Date and in connection with the Business Combination, each of the Company’s outstanding options under the STI Plan immediately prior to the closing of the Business Combination remained outstanding and converted into the right to purchase Class A Common Stock equal to the number of shares subject to such option multiplied by the Exchange Ratio at an exercise price per share equal to the current exercise price per share for such option divided by the Exchange Ratio.

A summary of the Company’s stock option activity under the STI Plan is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2020	6,490,208	$2.49	9.26	$1,174
Granted	5,516,399	7.82
Exercised	(1,630,925)	2.54		8,807
Expired/Forfeited	(848,955)	2.68
Outstanding as of December 31, 2021	9,526,727	$5.55	8.01	$13,905

Exercisable as of December 31, 2021	3,637,954	$2.95	6.24	$9,364
Vested and expected to vest as of December 31, 2021	7,608,158	$4.81	7.68	$13,896

The Company has elected to use the contractual term of non-employee options awarded under the STI Plan as the expected term. The weighted-average assumptions used in the Black-Scholes option pricing model for awards granted during the year ended December 31, 2021 and 2020 are as follows:

	2021	2020
Risk-free interest rate:	1.39%	0.59%
Expected term (in years):	9.06	10
Expected volatility:	35.86%	38.42%
Dividend yield:	0.00%	0.00%

The total grant date fair value of options vested during the years ended December 31, 2021 and 2020 was $3,106 and $6,860, respectively.

As of December 31, 2021, the total remaining stock-based compensation expense for unvested stock options was $7,600, which is expected to be recognized over a weighted average period of approximately 3.9 years.

Common Units of FF Global Partners LLC

During 2020, certain executives and employees of the Company were granted the opportunity to subscribe to 24,000,000 common units of FF Global Partners LLC (“FF Global Partners”). The subscription price of $0.50 per common unit, payable by the executives and employees of the Company, was financed through non-recourse loans issued by FF Global Partners payable in equal annual installments over ten years. The common units to be purchased with a non-recourse loan are required to be treated for accounting purposes as stock options granted by FF Global Partners to executives and employees of the Legacy FF. The awards were valued using the Black-Scholes option pricing model. The grant date fair value of the units purchased through non-recourse loans was immaterial for the year ended December 31, 2021 and 2020.

The following table presents stock-based compensation expense for all of the Company’s SI Plan, EI Plan, STI Plan and Common Units of FF Global Partners LLC included in each respective expense category in the Consolidated Statements of Operations and Other Comprehensive Loss for the years ended December 31:

	2021	2020
Research and development	$4,001	$941
Sales and marketing	1,185	387
General and administrative	6,159	8,177
	$11,345	$9,505

On July 21, 2021, in connection with the Closing of the Business Combination, the Company issued 1,404,459 restricted stock awards with a grant date fair value of $13.78 per share as a bonus to employees and other service providers. The restricted stock awards vest 90 days from the grant date. As of December 31, 2021, 53,489 of these restricted stock awards had been forfeited.

The following table presents stock-based compensation expense included in each respective expense category in the Consolidated Statements of Operations and Other Comprehensive Loss for the years ended December 31:

Restricted stock awards for employee bonus, net	2021	2020
Research and development	$7,613	$—
Sales and marketing	2,310	—
General and administrative	8,694	—
	$18,617	$—